Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Deferred Tax Assets and Liabilities
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2020	2019
Deferred tax assets(1)	$1,634	$1,455
Deferred tax liabilities(1)	383	406
Net deferred tax asset	$1,251	$1,049

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2019	$(1,040)	$1,121	$83	$697	$338	$(150)	$1,049
Acquisitions (disposals) through business combinations	—	—	—	—	—	(67)	(67)
Charged to statement of operations	(149)	494	—	62	(5)	(31)	371
Charged to other comprehensive income	(54)	—	—	(50)	(8)	—	(112)
Charged to equity, other than other comprehensive income	—	—	—	(1)	—	—	(1)
Foreign exchange rate movements and Other	3	6	(1)	—	(3)	6	11
As at December 31, 2020	$(1,240)	$1,621	$82	$708	$322	$(242)	$1,251
(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2018	$(746)	$737	$96	$648	$319	$(167)	$887
Acquisitions (disposals) through business combinations	—	—	—	—	—	(48)	(48)
Charged to statement of operations	(263)	406	(9)	63	7	50	254
Charged to other comprehensive income	(52)	(9)	—	(10)	21	(1)	(51)
Charged to equity, other than other comprehensive income	—	—	—	—	—	9	9
Foreign exchange rate movements and Other	21	(13)	(4)	(4)	(9)	7	(2)
As at December 31, 2019	$(1,040)	$1,121	$83	$697	$338	$(150)	$1,049

(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.

Components of Income Tax Expense (Benefit)	In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

	2020	2019
Current income tax expense (benefit):
Current year	$859	$620
Adjustments in respect of prior years, including resolution of tax disputes	7	(80)
Total current income tax expense (benefit)	866	540
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(435)	(240)
Adjustments in respect of prior years, including resolution of tax disputes	48	(24)
Tax expense (benefit) arising from unrecognized tax losses	15	8
Tax rate and other legislative changes	1	2
Total deferred income tax expense (benefit)	(371)	(254)
Total income tax expense (benefit)	$495	$286

Disclosure Of Income Tax Relating To Components Of Other Comprehensive Income And Equity	Income tax benefit (expense) recognized directly in equity for the years ended December 31:

	2020	2019
Recognized in other comprehensive income:
Current income tax benefit (expense)	$(2)	$(12)
Deferred income tax benefit (expense)	(112)	(51)
Total recognized in other comprehensive income	(114)	(63)
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	(1)	9
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$(115)	$(54)

Schedule Of Effective Income Tax Rate Differences Reconciliation	Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,		2020	2019
		%		%
Total net income (loss)	$2,792		$2,947
Add: Income tax expense (benefit)	495		286
Total net income (loss) before income taxes	$3,287		$3,233
Taxes at the combined Canadian federal and provincial statutory income tax rate	$871	26.5	$857	26.5
Increase (decrease) in rate resulting from:
Tax-exempt investment (income) loss	(253)	(7.7)	(260)	(8.0)
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(218)	(6.6)	(194)	(6.0)
Adjustments in respect of prior years, including resolution of tax disputes	55	1.7	(104)	(3.2)
Tax (benefit) cost of unrecognized tax losses and tax credits	15	0.5	8	0.2
Tax rate and other legislative changes	1	—	2	0.1
Other	24	0.7	(23)	(0.8)
Total tax expense (benefit) and effective income tax rate	$495	15.1	$286	8.8